Investments - Summary of Fixed Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	$ 4,131.3	$ 4,823.5
Available for sale investments in fixed income maturities, Fair Market Value	3,788.6	4,881.6
Total fixed income securities — Available for sale
Debt Securities, Available-for-sale [Line Items]
Due one year or less, Cost or Amortized Cost	179.1	545.1
Due after one year through five years, Cost or Amortized Cost	2,526.9	2,057.2
Due after five years through ten years, Cost or Amortized Cost	815.1	1,090.5
Due after ten years, Cost or Amortized Cost	13.2	40.7
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	3,534.3	3,733.5
Due one year or less, Fair Market Value	$ 176.0	$ 549.0
Available For Sale Securities Debt Maturities Within One Year Average Ratings By Maturity	AA+	AA-
Due after one year through five years, Fair Market Value	$ 2,385.7	$ 2,087.5
Available For Sale Securities Debt Maturities After One Through Five Years Average Ratings By Maturity	AA-	AA-
Due after five years through ten years, Fair Market Value	$ 707.7	$ 1,106.3
Available For Sale Securities Debt Maturities After Five Through Ten Years Average Ratings By Maturity	A+	A+
Due after ten years, Fair Market Value	$ 10.9	$ 41.4
Available For Sale Securities Debt Maturities After Ten Years Average Ratings By Maturity	A-	A-
Available for sale investments in fixed income maturities, Fair Market Value	$ 3,280.3	$ 3,784.2
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	590.4	1,082.9
Available for sale investments in fixed income maturities, Fair Market Value	$ 502.7	$ 1,090.0
Available For Sale Securities Average Ratings By Maturity	AA+	AA+
Non-agency commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	$ 6.6	$ 6.6
Available for sale investments in fixed income maturities, Fair Market Value	$ 5.6	$ 6.9
Available For Sale Securities Average Ratings By Maturity	AA+	AA+
Fixed maturities
Debt Securities, Available-for-sale [Line Items]
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	$ 4,131.3	$ 4,823.5
Available for sale investments in fixed income maturities, Fair Market Value	$ 3,788.6	4,881.6
Asset-backed
Debt Securities, Available-for-sale [Line Items]
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost		0.5
Available for sale investments in fixed income maturities, Fair Market Value		$ 0.5
Available For Sale Securities Average Ratings By Maturity		AAA